Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands		6 Months Ended
	Sep. 13, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fritz Companies Israel T. Ltd [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Logistic service fees		$ 2,274	$ 2,095
Trade payables balances		250		$ 1,178
Accord Insurance Agency Ltd [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Total premium		262	193
Priority Software Ltd.[Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Additional licenses		109	88
Tritone Technologies Ltd.[Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Sublease	$ 2
Trade receivable		4		5
Magalcom Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Total consideration		650
Service fees		56	$ 163
Trade payables		$ 0		$ 282